Prepaid Expenses and Other Assets (Tables)	12 Months Ended
Dec. 31, 2025
Prepaid Expenses and Other Assets [Abstract]
Schedule of Prepaid Expenses and Other Assets
	December 31,	December 31,
	2024	2025
Inventory	998	1,080
Advances to suppliers	1,372	1,583
Prepaid taxes (i)	150,702	153,446
Prepaid service fees	10,323	13,606
Other	253	286
Less: impairment on advance to supplier and prepaid service fees	(4,546)	(4,546)
Total	159,102	165,455

(i)	Prepaid taxes were mainly the deductible VAT which can be deducted in the future.